[USAA                  USAA INVESTMENT MANAGEMENT COMPANY
Eagle                  --------------------------------------------------
Logo]                  9800 Fredericksburg Road  San Antonio, Texas 78288


                                                   March 4, 1998

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:     USAA Mutual Fund, Inc.
        Post-Effective Amendment No. 47 to
        Registration Statement on Form N-1A
        1933 Act File No. 2-49560
        1940 Act File No. 811-2429

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the registrant identified above certifies that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the most recent Post-Effective Amendment to the registrants Registration Statement filed on February 26, 1998, and the text of the most recent Post-Effective Amendment to the registrants Registration Statement has been filed electronically.

                                                   Sincerely,



                                                   /s/ Mark S. Howard
                                                   ---------------------------
                                                   Assistant Vice President
                                                   Securities Counsel

Enclosures
cc:     Philip H. Newman, Esq.
        Alex M. Ciccone